General and Administrative Expenses - Summary of Mileage Stock (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2021 KRW (₩) shares
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	80,486
Remaining shares	56,449
Explanation of effect of mileage stock on financial positions	Mileage stock is exercisable for two years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year grace period.
Liabilities from mileage stock | ₩	₩ 2,738	₩ 3,465
Explanation of effect of mileage stock on profit or loss	Assessed based on the stock price as of December 31, 2022. These shares are vested immediately at grant date.
Expense from mileage stock transactions with employees | ₩	₩ 870	₩ 2,116
Stock Granted in 201901
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 01, 2019
Number of granted shares		119
Remaining shares	48
Stock Granted in 201901 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)		0
Stock Granted in 201902
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 08, 2019
Number of granted shares		14
Remaining shares	6
Stock Granted in 201902 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)		0
Stock Granted in 201903
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 06, 2019
Number of granted shares		84
Remaining shares	50
Stock Granted in 201903 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)		0
Stock Granted in 201905
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 31, 2019
Number of granted shares		87
Remaining shares	43
Stock Granted in 201905 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)		0
Stock Granted in 201904
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 05, 2019
Number of granted shares		56
Remaining shares	41
Stock Granted in 201904 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)		0
Stock Granted in 202001
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jan. 18, 2020
Number of granted shares		28,645
Remaining shares	15,541
Stock Granted in 202001 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202001 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.05
Stock Granted in 202002
Disclosure of terms and conditions of mileage stock [line items]
Grant date		May 12, 2020
Number of granted shares		46
Remaining shares	43
Stock Granted in 202002 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202002 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.36
Stock Granted in 202003
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jun. 30, 2020
Number of granted shares		206
Remaining shares	147
Stock Granted in 202003 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202003 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.5
Stock Granted in 202004
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Aug. 26, 2020
Number of granted shares		40
Remaining shares	27
Stock Granted in 202004 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202004 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.65
Stock Granted in 202005
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Oct. 29, 2020
Number of granted shares		160
Remaining shares	107
Stock Granted in 202005 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202005 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.83
Stock Granted in 202006
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 06, 2020
Number of granted shares		45
Remaining shares	37
Stock Granted in 202006 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202006 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.85
Stock Granted in 202007
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 30, 2020
Number of granted shares		35
Remaining shares	34
Stock Granted in 202007 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202007 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.92
Stock Granted in 202008
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 02, 2020
Number of granted shares		57
Remaining shares	44
Stock Granted in 202008 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202008 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.92
Stock Granted in 202009
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 04, 2020
Number of granted shares		154
Remaining shares	110
Stock Granted in 202009 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202009 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0.93
Stock Granted in 202010
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 30, 2020
Number of granted shares		88
Remaining shares	64
Stock Granted in 202010 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted in 202010 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1
Stock Granted In 202101
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jan. 15, 2021
Number of granted shares		28,156
Remaining shares	18,712
Stock Granted In 202101 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202101 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.04
Stock Granted In 202102
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 05, 2021
Number of granted shares	89
Remaining shares	53
Stock Granted In 202102 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202102 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.26
Stock Granted In 202103
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 01, 2021
Number of granted shares		54
Remaining shares	54
Stock Granted In 202103 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202103 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.5
Stock Granted In 202104
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 02, 2021
Number of granted shares		11
Remaining shares	11
Stock Granted In 202104 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202104 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.5
Stock Granted In 202105
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Jul. 27, 2021
Number of granted shares		70
Remaining shares	63
Stock Granted In 202105 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202105 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.57
Stock Granted In 202106
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 01, 2021
Number of granted shares		71
Remaining shares	71
Stock Granted In 202106 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202106 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.84
Stock Granted In 202107
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Nov. 16, 2021
Number of granted shares		53
Remaining shares	48
Stock Granted In 202107 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202107 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.88
Stock Granted In 202108
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 06, 2021
Number of granted shares		87
Remaining shares	87
Stock Granted In 202108 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202108 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.93
Stock Granted In 202109
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 03, 2021
Number of granted shares		91
Remaining shares	89
Stock Granted In 202109 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202109 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	1.92
Stock Granted In 202110
Disclosure of terms and conditions of mileage stock [line items]
Grant date		Dec. 30, 2021
Number of granted shares		76
Remaining shares	76
Stock Granted In 202110 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock Granted In 202110 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2
Stock granted in 202201
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 14, 2022
Number of granted shares	20,909
Remaining shares	19,864
Stock granted in 202201 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202201 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.04
Stock granted in 202202
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 04, 2022
Number of granted shares	65
Remaining shares	65
Stock granted in 202202 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202202 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.26
Stock granted in 202203
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 19, 2022
Number of granted shares	33
Remaining shares	33
Stock granted in 202203 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202203 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.3
Stock granted in 202204
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2022
Number of granted shares	62
Remaining shares	62
Stock granted in 202204 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202204 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.5
Stock granted in 202205
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 03, 2022
Number of granted shares	62
Remaining shares	62
Stock granted in 202205 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202205 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.59
Stock granted in 202206
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 09, 2022
Number of granted shares	80
Remaining shares	76
Stock granted in 202206 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202206 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.61
Stock granted in 202207
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 19, 2022
Number of granted shares	55
Remaining shares	55
Stock granted in 202207 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202207 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.8
Stock granted in 202208
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2022
Number of granted shares	177
Remaining shares	177
Stock granted in 202208 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202208 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.84
Stock granted in 202209
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 01, 2022
Number of granted shares	49
Remaining shares	49
Stock granted in 202209 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202209 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.92
Stock granted in 202210
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 12, 2022
Number of granted shares	114
Remaining shares	114
Stock granted in 202210 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202210 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.95
Stock granted in 202211
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 06, 2022
Number of granted shares	88
Remaining shares	88
Stock granted in 202211 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202211 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.93
Stock granted in 202212
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 02, 2022
Number of granted shares	42
Remaining shares	42
Stock granted in 202212 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202212 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.92
Stock granted in 202213
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 15, 2022
Number of granted shares	42
Remaining shares	42
Stock granted in 202213 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202213 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	2.96
Stock granted in 202214
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2022
Number of granted shares	114
Remaining shares	114
Stock granted in 202214 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	0
Stock granted in 202214 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years)	3